Income Taxes - Reconciliation of the Statutory Rate (Details)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the statutory tax rate
Effective tax rate	20.30%		4.50%	14.20%	4.90%
Tradeweb Markets LLC
Reconciliation of the statutory tax rate
U.S. federal tax at statutory rate							21.00%
Tradeweb Markets LLC | Successor
Reconciliation of the statutory tax rate
U.S. federal tax at statutory rate		21.00%
State and local taxes - net of federal benefit		4.70%
Foreign taxes		3.70%
Tax Cuts and Jobs Act provisional tax charge		0.00%
LLC flow-through structure		(19.00%)
Effective tax rate		10.40%
Tradeweb Markets LLC | Predecessor
Reconciliation of the statutory tax rate
U.S. federal tax at statutory rate						21.00%		35.00%	35.00%
State and local taxes - net of federal benefit						5.10%		2.80%	1.60%
Foreign taxes						2.50%		3.10%	3.10%
Tax Cuts and Jobs Act provisional tax charge						0.00%		2.20%	0.00%
LLC flow-through structure						(20.20%)		(36.30%)	(40.50%)
Effective tax rate						8.40%		6.80%	(0.80%)